Other general administrative expenses - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Commissioned services from audit firms	€ 185.5	€ 263.8	€ 172.4